Financial instruments and related disclosures - Additional Information Fair Value of Financial Instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 09, 2024	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Carrying value of shares held by trust under employee share ownership plan	£ 397	£ 288
Market value of shares held by trust under employee share ownership plan	866	853
Treasury shares at cost	2,958	3,447
Fair value of contingent consideration				£ 482
Contingent consideration liabilities	7,280	6,662		7,068	£ 6,076
Trade receivables, net of loss allowance	5,563	5,905
Total trade and other receivables	6,836	7,385
Trade and other receivables and other noncurrent assets
Disclosure of detailed information about financial instruments [line items]
Trade receivables, net of loss allowance	5,563	5,905
Total trade and other receivables	6,836	7,385
Trade and other receivables and other noncurrent assets | Financial assets at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total trade and other receivables	53
Trade and other receivables and other noncurrent assets | Financial assets measured at fair value through other comprehensive income (FVTOCI):
Disclosure of detailed information about financial instruments [line items]
Total trade and other receivables	2,163	2,541
Trade and other receivables and other noncurrent assets | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Total trade and other receivables	3,349	3,341
Trade and other receivables | Financial assets at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total trade and other receivables	51	23
Financial liabilities one
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level three	0	9
Affinivax
Disclosure of detailed information about financial instruments [line items]
Fair value of contingent consideration				£ 482
Aiolos Bio, Inc.
Disclosure of detailed information about financial instruments [line items]
Fair value of contingent consideration			£ 96
Shionogi-ViiV healthcare joint venture
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	6,061	5,718
Level 3
Disclosure of detailed information about financial instruments [line items]
Total net losses on financial instruments held	1,733	863
Total net losses on financial instruments held	1,733	857
Level 3 | Affinivax Assets
Disclosure of detailed information about financial instruments [line items]
Gain (loss) measured in profit or loss fair value measurement liabilities	22	(44)
Level 3 | Affinivax
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	502	516
Level 3 | Shionogi-ViiV healthcare joint venture
Disclosure of detailed information about financial instruments [line items]
Remeasurement gain (loss) of the contingent consideration payable	1,533	934
Contingent consideration liabilities	6,061	5,718
Level 3 | Novartis Vaccines Business
Disclosure of detailed information about financial instruments [line items]
Remeasurement gain (loss) of the contingent consideration payable	(215)	210
Contingent consideration liabilities	£ 575	£ 424